Borrowings - Schedule of Term Loan (Details) - Term loan $ in Millions, $ in Millions	Apr. 02, 2023 CAD ($)	Apr. 02, 2023 USD ($)	Apr. 03, 2022 CAD ($)	Apr. 03, 2022 USD ($)	Oct. 07, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Term loan	$ 396.3	$ 293.3	$ 370.8	$ 296.3
Unamortized portion of deferred transaction costs	(0.6)		(0.8)
Total borrowings	$ 395.7		$ 370.0		$ 300.0